Cost of Products Sold (Tables)	12 Months Ended
Dec. 31, 2025
Cost of Products Sold
Schedule of Operating Expenses
	For year ended		Change
	12/31/2025	12/31/2024	$	%

(- ) Cost of produtcs sold	-	(47,029)	47,029	(100)%
(-) Freight	-	(1,587)	1,587	(100)%
Total	-	(48,616)	48,616	(100)%